September 2, 1998


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

Re:     Centura Funds, Inc. (the "Corporation")
        File Nos:  33-75926/811-8384

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Corporation pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that for each of the Corporation's Mid Cap Equity Fund, Large Cap Equity Fund, Southeast Equity Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund (together, the "Funds") (i) the definitive Prospectus relating to Funds' Class A Shares and Class B Shares,
(ii) the definitive Prospectus relating to the Funds' Class C Shares and (iii) the Corporation's Statement of Additional Information, each dated August 28, 1998, which would have been filed by the Corporation pursuant to Rule 497(c) of the Act, do not differ from those which were contained in the Corporation's most recent registration statement on Form N-1A filed pursuant to Rule 485(b) of the Act on August 28, 1998.

Please contact the undersigned at (614) 470-8096.  Thank you.

Very truly yours,

JEANETTE PEPLOWSKI

Jeanette Peplowski
Assistant Secretary to Centura Funds, Inc.

cc:    Ellen Stoutamire, Esq.
       Olivia Adler, Esq.